Disclosure of detailed information about lease obligation classified between current and non-current (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Total lease obligation	$ 385,665	$ 524,294
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	385,665	198,663
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total lease obligation		325,631
Equipments [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	8,705	21,078
Equipments [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	8,705	12,373
Equipments [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total lease obligation		8,705
Office lease [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	376,960	503,216
Office lease [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	$ 376,960	186,290
Office lease [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total lease obligation		$ 316,926